Derivatives - Schedule of Derivatives on the Consolidated Statements of Operations (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2024
Successor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain on unsettled derivatives			$ (361,290)
Total loss on settled derivatives			(489,084)
Net gain (loss) on derivatives			$ (850,374)
Predecessor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain on unsettled derivatives	$ 443,349	$ 1,215,693
Total loss on settled derivatives	(102,541)	(1,163,736)
Net gain (loss) on derivatives	$ 340,808	$ 51,957